Equity method investment, net (Tables)	6 Months Ended
Jun. 30, 2023
Equity method investment, net
Schedule of equity method investments

Balance as of January 1, 2022	257,122
Additions	33,154
Share of results	(2,020)
Return of capital	(19,547)
Impairment losses	(62,623)
Balance as of December 31, 2022	206,086
Share of results	441
Return of capital	(45,552)
Impairment losses	(11,779)
Balance as of June 30, 2023	149,196

Schedule of information pertaining to limited partnerships

Maximum
		amount of	Maximum
	Aggregated	additional	exposures to the
	carrying amount	capital	losses of the
	(before impairment loss)	commitment	limited
	of the limited partnerships	(Note 22(b))	partnerships
	RMB	RMB	RMB
Balance as of December 31, 2022	454,803	300,019	754,822
Balance as of June 30, 2023	410,928	327,869	738,797

Schedule of effective interests, additional investments into these limited partnerships and received return of capital from these limited partnerships

	As of
	December 31,	As of June 30,
	2022	2023
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	— ***
Jiuchuan	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	— ***
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	16%	— ***
Jiuyi	— *	— *
Jiuzhen	20%	20%
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	20%	— ***
Deyu	— *	— *
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	20%	— ***
Shenzhen Jiaxinda No.3 Investment Limited Partnership(“Jiaxinda”)	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”)	49%	— ***
Muju	30%	30%

Name of other equity method investees
Shenzhen Chenji Zhaozhao Technology Co., Ltd(“Chenji Zhaozhao”)	30%**	— ***
Shanghai Tinghaozhu Space Design Co., Ltd(“Tinghaozhu Space”)	40%**	40%**

*During the year ended December 31, 2021, the Group became the sole investor of Deyu and Jiuyi. Therefore, Deyu and Jiuyi become consolidated subsidiaries of the Group (see note 22).

**During the year ended December 31, 2022, the Group invested the Chenji Zhaozhao and Tinghaozhu Space, both of which the Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating polices accounting for 30% and 40% of their total equity, respectively.

***During the six months ended June 30, 2023, the Group fully disposed its equity interests in the Shiguan, Decheng, Longshuqianli, Ruokun, Honggeng, Fangjin and Chenji Zhaozhao through company cancellation or share transference.

	For the Year Ended
	December 31,		For the Six Months Ended June 30,
	2022		2023
Name of the	Capital	Return of	Capital	Return of
limited partnerships	Investments	capital	Investments	capital
	RMB	RMB	RMB	RMB
Jiushen	6,350	(18,500)	—	(9,850)
Longshutianye	—	—	—	(663)
Jiuzhen	—	(414)	—	—
Deyan	—	—	—	(200)
Derong	—	(1)	—	—
Jiushi	—	—	—	(32,650)
Fangjin	—	(234)	—	—
Muju	23,814	(398)	—	—

Name of other equity method investees
Chenji Zhaozhao	2,190	—	—	(2,190)
Tinghaozhu Space	800	—	—	—
Total	33,154	(19,547)	—	(45,553)

Schedule of combined unaudited financial information for these equity method investees

	As of
	December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance sheet data:
Current assets	854,415	606,804
Non-current assets	171,618	76,240
Total assets	1,026,033	683,044
Current liabilities	226,849	145,718
Total liabilities	226,849	145,718
Equity	799,184	537,326
Total liabilities and shareholders’ equity	1,026,033	683,044

	For the six months ended June 30,
	2022	2023
	RMB	RMB
Operating data:
Revenue	842	10
Operating loss	(3,033)	(1,062)
Net loss	(2,742)	(895)